Segment information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($) segment	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Segment information
Number of operating segments | segment	1
Segment information
Total revenues by geographical location	$ 520,548	$ 398,331	$ 314,596
Total long-lived assets	109,226	60,925
USA
Segment information
Total revenues by geographical location	205,864	167,038
Total long-lived assets	30,254	8,116
Romania
Segment information
Total long-lived assets	25,862	24,069
UK
Segment information
Total revenues by geographical location	159,652	110,950
Total long-lived assets	14,305	184
Germany
Segment information
Total revenues by geographical location	64,723	49,648
Russia
Segment information
Total revenues by geographical location	36,022	35,835
Total long-lived assets	11,910	11,797
Singapore
Segment information
Total revenues by geographical location	15,216	1,536
Ukraine
Segment information
Total long-lived assets	10,467	7,653
Cyprus
Segment information
Total long-lived assets	4,185	5,326
Switzerland
Segment information
Total revenues by geographical location	10,578	7,057
Total long-lived assets	5,598	1,260
Rest of Europe
Segment information
Total revenues by geographical location	21,754	14,032
Other
Segment information
Total revenues by geographical location	6,739	12,235
Total long-lived assets	$ 6,645	$ 2,520